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                        Gadsden Dynamic Multi-Asset ETF

                        Schedule of Investments (Continued)

                        December 31, 2020 (Unaudited)

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                    Shares

                    Value

                    COMMON STOCKS — 22.3%

                    Aerospace Product and Parts Manufacturing — 1.0%

                    1,575

                    TransDigm Group, Inc. (a) ...............................................

                    $

                    974,689

                    Agencies, Brokerages, and Other Insurance Related Activities — 0.5%

                    2,265

                    Aon PLC — Class A ADR (b) ............................................

                    478,526

                    Boiler, Tank, and Shipping Container Manufacturing — 0.7%

                    7,218

                    Crown Holdings, Inc. (a) ................................................

                    723,244

                    Business Support Services — 1.4%

                    2,025

                    Mastercard, Inc. — Class A ..............................................

                    722,804

                    3,196

                    Visa, Inc. — Class A ..................................................

                    699,061

                    1,421,865

                    Cable and Other Subscription Programming — 1.2%

                    6,378

                    Walt Disney Company (a) ...............................................

                    1,155,566

                    Data Processing, Hosting, and Related Services — 0.5%

                    3,131

                    Fidelity National Information Services, Inc. ....................................

                    442,911

                    Depository Credit Intermediation — 1.0%

                    7,773

                    JPMorgan Chase & Company .............................................

                    987,715

                    Electric Power Generation, Transmission and Distribution — 1.9%

                    5,727

                    American Electric Power Co, Inc. ..........................................

                    476,887

                    6,399

                    NextEra Energy, Inc. ..................................................

                    493,683

                    73,526

                    PG&E Corp. (a) ......................................................

                    916,134

                    1,886,704

                    Electronic Shopping and Mail-Order Houses — 1.2%

                    373

                    Amazon.com, Inc. (a) ..................................................

                    1,214,835

                    Hardware, and Plumbing and Heating Equipment and Supplies Merchant Wholesalers — 0.5%

                    7,573

                    Sunrun, Inc. (a) ......................................................

                    525,415

                    Iron and Steel Mills and Ferroalloy Manufacturing — 0.5%

                    27,280

                    United States Steel Corp. ................................................

                    457,486

                    Metal Ore Mining — 0.9%

                    34,419

                    Freeport-McMoRan, Inc. ................................................

                    895,582

                    Nonmetallic Mineral Mining and Quarrying — 1.5%

                    2,562

                    Martin Marietta Materials, Inc. ............................................

                    727,531

                    4,981

                    Vulcan Materials Company ..............................................

                    738,732

                    1,466,263

                    Petroleum and Coal Products Manufacturing — 1.5%

                    8,143

                    Chevron Corp. .......................................................

                    687,676

                    18,476

                    Exxon Mobil Corporation ...............................................

                    761,581

                    1,449,257

                    Pipeline Transportation of Natural Gas — 1.4%

                    50,552

                    Enterprise Products Partners LP ...........................................

                    990,314

                    10,634

                    TC Energy Corporation ADR (b) ...........................................

                    433,016

                    1,423,330

                    Software Publishers — 2.0%

                    8,616

                    Microsoft Corporation ..................................................

                    1,916,371

                    Support Activities for Mining — 3.3%

                    12,979

                    BHP Group, Ltd. ADR (b) ...............................................

                    848,048

                    19,149

                    ConocoPhillips ......................................................

                    765,768

                    10,967

                    Rio Tinto PLC ADR (b) ................................................

                    824,938

                    37,008

                    Schlumberger N.V. ADR (b) .............................................

                    807,885

                    3,246,639

                    Telecommunications — 0.8%

                    5,590

                    T-Mobile US, Inc. (a) ..................................................

                    753,811

                    Traveler Accommodation — 0.5%

                    5,948

                    Penn National Gaming, Inc. (a) ............................................

                    513,729

                    TOTAL COMMON STOCKS (Cost $18,772,080) ...............................

                    21,933,938

                    INVESTMENT COMPANIES — 77.2%

                    71,990

                    Alpha Architect International Quantitative Momentum ETF (c) .......................

                    $

                    2,482,935

                    17,341

                    Alpha Architect International Quantitative Value ETF (c) ..........................

                    474,859

                    43,289

                    Alpha Architect US Quantitative Momentum ETF (c) .............................

                    2,266,833

                    16,968

                    Alpha Architect US Quantitative Value ETF (c) .................................

                    475,460

                    96,936

                    iShares Core MSCI Pacific ETF ...........................................

                    6,244,617

                    32,005

                    iShares Global Clean Energy ETF ..........................................

                    903,821

                    59,811

                    iShares MSCI Australia ETF .............................................

                    1,432,474

                    25,994

                    iShares MSCI Brazil ETF ...............................................

                    963,598

                    87,000

                    iShares MSCI Eurozone ETF .............................................

                    3,834,960

                    37,655

                    iShares MSCI India ETF ................................................

                    1,514,484

                    34,845

                    iShares MSCI Mexico ETF ..............................................

                    1,497,987

                    495,866

                    iShares Silver Trust (a) .................................................

                    12,183,428

                    181,173

                    PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund .........................

                    16,055,551

                    47,440

                    Schwab Emerging Markets Equity ETF ......................................

                    1,454,036

                    26,081

                    Schwab International Small-Cap Equity ETF ...................................

                    981,950

                    46,102

                    Schwab US Small-Cap ETF ..............................................

                    4,103,078

                    31,757

                    SPDR Gold Shares (a) ..................................................

                    5,664,178

                    22,175

                    SPDR S&P Global Natural Resources ETF ....................................

                    992,996

                    89,717

                    VanEck Vectors Junior Gold Miners ETF .....................................

                    4,866,250

                    13,528

                    Vanguard Small-Cap Value ETF ...........................................

                    1,923,817

                    135,489

                    Xtrackers Harvest CSI 300 China A-Shares ETF ................................

                    5,427,689

                    TOTAL INVESTMENT COMPANIES (Cost $65,929,877) .........................

                    75,745,001

                    MONEY MARKET FUNDS — 0.9%

                    864,145

                    First American Government Obligations Fund — Class X, 0.04% (d) ...................

                    864,145

                    TOTAL MONEY MARKET FUNDS (Cost $864,145) ............................

                    864,145

                    TOTAL INVESTMENTS (Cost $85,566,102) — 100.4% ..........................

                    98,543,084

                    Other Liabilities in Excess of Assets — (0.4%) .................................

                    (401,091

                    )

                    TOTAL NET ASSETS — 100.0% .........................................

                    $

                    98,141,993

    Percentages are stated as a percent of net assets.
    ADR — American Depository Receipt
    PLC — Public Limited Company
    (a) Non-Income producing security.
    (b) Foreign Issued Security.
    (c) Affiliated Fund.
    (d) Rate shown is the 7-day effective yield.

    NOTE 1 — ORGANIZATION
    Gadsden Dynamic Multi-Asset ETF (the “Fund”) is a series of the Alpha Architect ETF Trust (the “Trust”), which is organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund commenced operations on November 14, 2018 and became part of the Alpha Architect ETF Trust on November 2, 2020. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services — Investment Companies. The investment objective of the Fund is to seek total return.
    NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
    Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If on a particular day an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.
    Securities for which quotations are not readily available are valued by a committee established by the Trust’s Board of Trustees (the “Board”) in accordance with procedures established by the Board. This “fair valuation” process is designed to value the subject security at the price the Trust would reasonably expect to receive upon its current sale. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of “fair value” pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2020, the Fund did hold not hold any “fair valued” securities.
    As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
    Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
    Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
    Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, would be based on the best information available.
    The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
    The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
    The following is a summary of the fair value classification of each Fund’s investments as of December 31, 2020:

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                    Description

                    Level 1

                    Level 2

                    Level 3

                    Total

                    Gadsden Dynamic Multi-Asset ETF

                    Assets*....................................

                    Common Stocks..............................

                    $

                    21,933,938

                    $

                    —

                    $

                    —

                    $

                    21,933,938

                    Investment Companies..........................

                    75,745,001

                    75,745,001

                    Money Market Funds..........................

                    864,145

                    —

                    —

                    864,145

                    Total Investments in Securities...................

                    $

                    98,543,084

                    $

                    —

                    $

                    —

                    $

                    98,543,084

    * For further detail on each asset class, see the Schedule of Investments
    During the fiscal period ended December 31, 2020, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.
    NOTE 3 — TRANSACTIONS WITH AFFILIATES:
    The Gadsden Dynamic Multi-Asset ETF’s transactions with affiliates represent holdings for which it and the Alpha Architect ETFs have the same investment adviser. The Gadsden Dynamic Multi-Asset ETF had the following transactions with such affiliated investee funds during the fiscal period ended December 31, 2020:

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                    Alpha Architect U.S. Quantitative Value ETF

                    Alpha Architect International Quantitative Value ETF

                    Alpha Architect U.S. Quantitative Momentum ETF

                    Alpha Architect International Quantitative Momentum ETF

                    Total

                    Value, Beginning of Period ...............

                    $

                    —

                    $

                    —

                    $

                    874,447

                    $

                    2,423,040

                    $

                    3,297,487

                    Purchases ..........................

                    477,517

                    475,995

                    847,875

                    92,145

                    1,893,532

                    Proceeds from Sales ....................

                    —

                    —

                    —

                    (683,438

                    )

                    (683,438

                    )

                    Net Realized Gains (Losses) ..............

                    —

                    —

                    —

                    116,121

                    116,121

                    Change in Unrealized Appreciation (Depreciation)

                    (2,057

                    )

                    (1,136

                    )

                    544,511

                    535,067

                    1,076,385

                    Value, End of Period ...................

                    475,460

                    474,859

                    2,266,833

                    2,482,935

                    5,700,087

                    Dividend Income ......................

                    4,532

                    2,909

                    —

                    —

                    7,441

                    Capital Gains Distributions ...............

                    —

                    —

                    —

                    —

                    —

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                    Alpha Architect U.S. Quantitative Value ETF

                    Alpha Architect International Quantitative Value ETF

                    Alpha Architect U.S. Quantitative Momentum ETF

                    Alpha Architect International Quantitative Momentum ETF

                    Shares, Beginning of Period .........................

                    —

                    —

                    21,747

                    86,147

                    Number of Shares Purchased ........................

                    16,968

                    17,341

                    21,542

                    7,077

                    Number of Shares Sold ............................

                    —

                    —

                    —

                    (21,234

                    )

                    Shares, End of Period .............................

                    16,968

                    17,341

                    43,289

                    71,990

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